Supplemental Guarantor Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2014
Supplemental Guarantor Condensed Consolidating Financial Statements
Supplemental Guarantor Condensed Consolidating Financial Statements
Supplemental Guarantor Condensed Consolidating Financial Statements

As described in Note 6 "Borrowings" of these consolidated financial statements, FDC’s 12.625% senior notes, 11.25% senior notes, 10.625% senior notes, and 11.75% senior subordinated notes are guaranteed by most of the existing and future, direct and indirect, wholly owned, domestic subsidiaries of FDC (Guarantors). The Guarantors guarantee the senior secured revolving credit facility, senior secured term loan facility, the 8.875% senior secured notes, the 7.375% senior secured notes, and the 6.75% senior secured notes, which rank senior in right of payment to all existing and future unsecured and second lien indebtedness of FDC’s guarantor subsidiaries to the extent of the value of the collateral. The Guarantors guarantee the 8.25% and 8.75% senior second lien notes which rank senior in right of payment to all existing and future unsecured indebtedness of FDC’s guarantor subsidiaries to the extent of the value of the collateral. The 12.625% senior note, 10.625% senior note, and 11.25% senior note guarantees are unsecured and rank equally in right of payment with all existing and future senior indebtedness of the guarantor subsidiaries but senior in right of payment to all existing and future subordinated indebtedness of FDC’s guarantor subsidiaries. The 11.75% senior subordinated note guarantee is unsecured and ranks equally in right of payment with all existing and future senior subordinated indebtedness of the guarantor subsidiaries.

All of the above guarantees are full, unconditional, and joint and several and each of the Guarantors is 100% owned, directly or indirectly, by FDC. None of the other subsidiaries of FDC, either direct or indirect, guarantee the notes (Non-Guarantors). The Guarantors are subject to release under certain circumstances as described below.

The credit agreement governing the guarantees of the senior secured revolving credit facility and senior secured term loan facility provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including under the following circumstances:

•
the Guarantor ceases to be a “restricted subsidiary” for purpose of the agreement because FDC no longer directly or indirectly owns 50% of the equity or, if a corporation, stock having voting power to elect a majority of the board of directors of the Guarantor; or

•	the Guarantor is designated as an “unrestricted subsidiary” for purposes of the agreement covenants; or

•
the Guarantor is no longer wholly owned by FDC subject to the value of all Guarantors released under this provision does not exceed (x) 10% of FDC’s Covenant EBITDA plus (y) the amount of investments permitted under the agreement in respect of non-guarantors.

The indentures governing all of the other guarantees described above provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including upon the earliest to occur of:

•	the sale, exchange or transfer of the subsidiary’s capital stock or all or substantially all of its assets;

•	designation of the Guarantor as an “unrestricted subsidiary” for purposes of the indenture covenants;

•	release or discharge of the Guarantor’s guarantee of certain other indebtedness; or

•	legal defeasance or covenant defeasance of the indenture obligations when provision has been made for them to be fully satisfied.

During the first quarter of 2014, the Company corrected errors related to the presentation of cost allocations and interest on intercompany notes in the Guarantor condensed consolidating financial statements related primarily to 2008 and 2009. The Company does not believe these errors were material. The adjustments are limited to the guarantor footnote and do not affect any other reported amounts or disclosures in the Company’s consolidated financial statements.

During the third quarter of 2014, the senior secured loan facilities were amended and three subsidiaries were removed as guarantors. Although these changes were not material and did not have an impact to the Company’s consolidated financial statements, the Company adjusted prior periods to align with the new guarantor structure. These adjustments are limited to the guarantor footnote and do not affect any other reported amounts or disclosures in the Company’s consolidated financial statements. Refer to Note 6 "Borrowings" of these consolidated financial statements for additional information on the private placement.

A summary of the adjustments is as follows:

	Year ended December 31, 2013
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted
Revenues	$—	$—	$7,258	$6,665	$3,838	$4,431	$(287)	$(287)
(Loss) income before income taxes and equity earnings in affiliates	(1,171)	(1,171)	596	564	523	600	(741)	(786)
Income tax (benefit) expense	(302)	(302)	301	250	88	139	—	—
Net (loss) income attributable to First Data Corporation	(869)	(869)	483	483	379	424	(862)	(907)
Comprehensive (loss) income attributable to First Data Corporation	(906)	(906)	453	453	283	331	(736)	(784)

	Year ended December 31, 2012
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted
Revenues	$—	$—	$7,181	$6,569	$3,781	$4,393	$(282)	$(282)
(Loss) income before income taxes and equity earnings in affiliates	(1,244)	(1,244)	564	561	473	569	(702)	(795)
Income tax (benefit) expense	(543)	(543)	274	252	45	67	—	—
Net (loss) income attributable to First Data Corporation	(701)	(701)	447	447	367	460	(814)	(907)
Comprehensive (loss) income attributable to First Data Corporation	(655)	(655)	449	447	356	451	(805)	(898)

	As of December 31, 2013
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted
Assets:
Investment in consolidated subsidiaries	$24,393	$24,393	$5,314	$5,714	$—	$—	$(29,707)	$(30,107)
Total assets	34,719	34,719	36,078	35,525	18,712	21,159	(54,269)	(56,163)
Liabilities and Equity:
Total liabilities	36,209	36,209	14,980	15,484	6,850	7,841	(24,561)	(26,056)
First Data Corporation shareholder's equity	(1,490)	(1,490)	21,097	20,041	5,417	6,873	(26,514)	(26,914)
Total equity	(1,490)	(1,490)	21,097	20,041	11,793	13,249	(29,707)	(30,107)
Total liabilities and equity	34,719	34,719	36,078	35,525	18,712	21,159	(54,269)	(56,163)

	Year ended December 31, 2013
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted
Net cash (used in) provided by operating activities	$(1,733)	$(1,733)	$1,450	$1,333	$956	$1,073	$—	$—
Net cash provided by (used in) investing activities	165	165	(1)	20	(149)	(170)	(368)	(368)
Net cash provided by (used in) financing activities	1,377	1,377	(1,441)	(1,341)	(794)	(894)	368	368

	Year ended December 31, 2012
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted
Net cash (used in) provided by operating activities	$(1,681)	$(1,681)	$1,681	$1,520	$767	$928	$—	$—
Net cash provided by (used in) investing activities	191	191	(12)	6	(132)	(150)	(444)	(444)
Net cash provided by (used in) financing activities	1,555	1,555	(1,664)	(1,528)	(582)	(720)	444	444

The following tables present the results of operations, financial position, and cash flows of FDC (FDC Parent Company), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and consolidation adjustments for the years ended December 31, 2014, 2013, and 2012 and as of December 31, 2014 and 2013 to arrive at the information for FDC on a consolidated basis.

	Year ended December 31, 2014
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$3,712	$3,056	$(258)	$6,510
Product sales and other	—	625	473	(60)	1,038
Reimbursable debit network fees, postage, and other	—	2,510	1,094	—	3,604
Total revenues	—	6,847	4,623	(318)	11,152
Expenses:
Cost of services (exclusive of items shown below)	—	1,403	1,523	(258)	2,668
Cost of products sold	—	223	167	(60)	330
Selling, general, and administrative	131	1,125	787	—	2,043
Reimbursable debit network fees, postage, and other	—	2,510	1,094	—	3,604
Depreciation and amortization	10	607	439	—	1,056
Other operating expenses:
Restructuring, net	10	3	—	—	13
Total expenses	151	5,871	4,010	(318)	9,714
Operating (loss) profit	(151)	976	613	—	1,438
Interest income	—	—	11	—	11
Interest expense	(1,738)	(9)	(6)	—	(1,753)
Loss on debt extinguishment	(260)	—	—	—	(260)
Interest income (expense) from intercompany notes	316	(305)	(11)	—	—
Other income (expense)	81	100	(20)	—	161
Equity earnings from consolidated subsidiaries	833	294	—	(1,127)	—
	(768)	80	(26)	(1,127)	(1,841)
(Loss) income before income taxes and equity earnings in affiliates	(919)	1,056	587	(1,127)	(403)
Income tax (benefit) expense	(461)	377	166	—	82
Equity earnings in affiliates	—	202	18	—	220
Net (loss) income	(458)	881	439	(1,127)	(265)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	66	127	193
Net (loss) income attributable to First Data Corporation	$(458)	$881	$373	$(1,254)	$(458)
Comprehensive (loss) income	$(798)	$709	$187	$(714)	$(616)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	55	127	182
Comprehensive (loss) income attributable to First Data Corporation	$(798)	$709	$132	$(841)	$(798)

	Year ended December 31, 2013 (As Adjusted)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$3,585	$2,987	$(227)	$6,345
Product sales and other	—	570	447	(60)	957
Reimbursable debit network fees, postage, and other	—	2,510	997	—	3,507
Total revenues	—	6,665	4,431	(287)	10,809
Expenses:
Cost of services (exclusive of items shown below)	—	1,508	1,442	(227)	2,723
Cost of products sold	—	217	171	(60)	328
Selling, general, and administrative	115	1,136	729	—	1,980
Reimbursable debit network fees, postage, and other	—	2,510	997	—	3,507
Depreciation and amortization	7	623	461	—	1,091
Other operating expenses:
Restructuring, net	18	25	5	—	48
Litigation and regulatory settlements	8	—	—	—	8
Total expenses	148	6,019	3,805	(287)	9,685
Operating (loss) profit	(148)	646	626	—	1,124
Interest income	—	—	11	—	11
Interest expense	(1,864)	(10)	(7)	—	(1,881)
Interest income (expense) from intercompany notes	315	(276)	(39)	—	—
Other income (expense)	(53)	(3)	9	—	(47)
Equity earnings from consolidated subsidiaries	579	207	—	(786)	—
	(1,023)	(82)	(26)	(786)	(1,917)
(Loss) income before income taxes and equity earnings in affiliates	(1,171)	564	600	(786)	(793)
Income tax (benefit) expense	(302)	250	139	—	87
Equity earnings in affiliates	—	169	19	—	188
Net (loss) income	(869)	483	480	(786)	(692)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	56	121	177
Net (loss) income attributable to First Data Corporation	$(869)	$483	$424	$(907)	$(869)
Comprehensive (loss) income	$(906)	$453	$388	$(663)	$(728)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	57	121	178
Comprehensive (loss) income attributable to First Data Corporation	$(906)	$453	$331	$(784)	$(906)

	Year ended December 31, 2012 (As Adjusted)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$3,540	$2,990	$(200)	$6,330
Product sales and other	—	604	443	(59)	988
Reimbursable debit network fees, postage, and other	—	2,425	960	(23)	3,362
Total revenues	—	6,569	4,393	(282)	10,680
Expenses:
Cost of services (exclusive of items shown below)	—	1,504	1,477	(200)	2,781
Cost of products sold	—	225	164	(59)	330
Selling, general, and administrative	89	1,142	682	—	1,913
Reimbursable debit network fees, postage, and other	—	2,425	960	(23)	3,362
Depreciation and amortization	8	687	497	—	1,192
Other operating expenses:
Restructuring, net	—	7	16	—	23
Impairments	—	5	—	—	5
Total expenses	97	5,995	3,796	(282)	9,606
Operating (loss) profit	(97)	574	597	—	1,074
Interest income	—	1	8	—	9
Interest expense	(1,881)	(7)	(10)	—	(1,898)
Interest income (expense) from intercompany notes	313	(271)	(42)	—	—
Other income (expense)	(102)	(8)	16	—	(94)
Equity earnings from consolidated subsidiaries	523	272	—	(795)	—
	(1,147)	(13)	(28)	(795)	(1,983)
(Loss) income before income taxes and equity earnings in affiliates	(1,244)	561	569	(795)	(909)
Income tax (benefit) expense	(543)	252	67	—	(224)
Equity earnings in affiliates	—	138	20	—	158
Net (loss) income	(701)	447	522	(795)	(527)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	62	112	174
Net (loss) income attributable to First Data Corporation	$(701)	$447	$460	$(907)	$(701)
Comprehensive (loss) income	$(655)	$447	$516	$(786)	$(478)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	65	112	177
Comprehensive (loss) income attributable to First Data Corporation	$(655)	$447	$451	$(898)	$(655)

	As of December 31, 2014
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$23	$335	$—	$358
Accounts receivable, net of allowance for doubtful accounts	8	729	1,015	—	1,752
Settlement assets (a)	—	3,849	3,706	—	7,555
Intercompany notes receivable	3,375	307	—	(3,682)	—
Other current assets	44	119	126	—	289
Total current assets	3,427	5,027	5,182	(3,682)	9,954
Property and equipment, net of accumulated depreciation	33	619	278	—	930
Goodwill	—	9,085	7,932	—	17,017
Customer relationships, net of accumulated amortization	—	1,469	1,135	—	2,604
Other intangibles, net of accumulated amortization	603	623	519	—	1,745
Investment in affiliates	—	948	153	—	1,101
Long-term settlement assets (a)	—	—	3	—	3
Long-term intercompany receivables	6,064	14,442	5,135	(25,641)	—
Long-term intercompany notes receivable	320	1	9	(330)	—
Long-term deferred tax assets	671	—	—	(671)	—
Other long-term assets	397	317	298	(97)	915
Investment in consolidated subsidiaries	24,474	5,331	—	(29,805)	—
Total assets	$35,989	$37,862	$20,644	$(60,226)	$34,269
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$9	$171	$100	$—	$280
Short-term and current portion of long-term borrowings	20	64	77	—	161
Settlement obligations (a)	—	3,849	3,708	—	7,557
Intercompany notes payable	309	3,346	27	(3,682)	—
Other current liabilities	583	528	422	—	1,533
Total current liabilities	921	7,958	4,334	(3,682)	9,531
Long-term borrowings	20,578	131	2	—	20,711
Long-term deferred tax liabilities	—	1,024	168	(671)	521
Long-term intercompany payables	14,397	7,804	3,440	(25,641)	—
Long-term intercompany notes payable	9	260	61	(330)	—
Other long-term liabilities	536	225	124	(97)	788
Total liabilities	36,441	17,402	8,129	(30,421)	31,551
Redeemable equity interest	—	—	70	(70)	—
Redeemable noncontrolling interest	—	—	—	70	70
First Data Corporation stockholder’s (deficit) equity	(452)	20,460	6,241	(26,701)	(452)
Noncontrolling interests	—	—	101	2,999	3,100
Equity of consolidated alliance	—	—	6,103	(6,103)	—
Total equity	(452)	20,460	12,445	(29,805)	2,648
Total liabilities and equity	$35,989	$37,862	$20,644	$(60,226)	$34,269

	As of December 31, 2013 (As Adjusted)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$36	$33	$356	$—	$425
Accounts receivable, net of allowance for doubtful accounts	6	776	982	—	1,764
Settlement assets (a)	—	3,786	3,756	—	7,542
Intercompany notes receivable	21	—	17	(38)	—
Other current assets	64	180	101	—	345
Total current assets	127	4,775	5,212	(38)	10,076
Property and equipment, net of accumulated depreciation	28	540	281	—	849
Goodwill	—	9,090	8,158	—	17,248
Customer relationships, net of accumulated amortization	—	1,732	1,430	—	3,162
Other intangibles, net of accumulated amortization	605	517	598	—	1,720
Investment in affiliates	—	1,143	191	—	1,334
Long-term settlement assets (a)	—	—	15	—	15
Long-term intercompany receivables	4,818	11,379	5,036	(21,233)	—
Long-term intercompany notes receivable	3,537	289	—	(3,826)	—
Long-term deferred tax assets	850	—	—	(850)	—
Other long-term assets	361	346	238	(109)	836
Investment in consolidated subsidiaries	24,393	5,714	—	(30,107)	—
Total assets	$34,719	$35,525	$21,159	$(56,163)	$35,240
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$10	$172	$106	$—	$288
Short-term and current portion of long-term borrowings	4	66	76	—	146
Settlement obligations (a)	—	3,786	3,767	—	7,553
Intercompany notes payable	17	—	21	(38)	—
Other current liabilities	686	531	414	—	1,631
Total current liabilities	717	4,555	4,384	(38)	9,618
Long-term borrowings	22,470	77	10	—	22,557
Long-term deferred tax liabilities	—	1,240	163	(850)	553
Long-term intercompany payables	12,172	5,933	3,128	(21,233)	—
Long-term intercompany notes payable	290	3,450	86	(3,826)	—
Other long-term liabilities	560	229	70	(109)	750
Total liabilities	36,209	15,484	7,841	(26,056)	33,478
Redeemable equity interest	—	—	69	(69)	—
Redeemable noncontrolling interest	—	—	—	69	69
First Data Corporation stockholder’s (deficit) equity	(1,490)	20,041	6,873	(26,914)	(1,490)
Noncontrolling interests	—	—	90	3,093	3,183
Equity of consolidated alliance	—	—	6,286	(6,286)	—
Total equity	(1,490)	20,041	13,249	(30,107)	1,693
Total liabilities and equity	$34,719	$35,525	$21,159	$(56,163)	$35,240

(a)
The majority of the Guarantor settlement assets relate to FDC’s merchant acquiring business. FDC believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.

	Year ended December 31, 2014
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(458)	$881	$439	$(1,127)	$(265)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	10	683	470	—	1,163
Charges (gains) related to other operating expenses and other income	189	(97)	20	—	112
Other non-cash and non-operating items, net	(737)	(367)	(20)	1,127	3
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities	(702)	632	70	—	—
Net cash (used in) provided by operating activities	(1,698)	1,732	979	—	1,013
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid	—	270	—	—	270
Additions to property and equipment	(8)	(124)	(176)	—	(308)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	—	(183)	(76)	—	(259)
Acquisitions, net of cash acquired	—	(31)	—	—	(31)
Proceeds from sale of property and equipment	—	2	1	—	3
Other investing activities	—	—	(4)	—	(4)
Distributions and dividends from subsidiaries	75	232	—	(307)	—
Net cash provided by (used in) investing activities	67	166	(255)	(307)	(329)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	10	—	2	—	12
Proceeds from issuance of long-term debt	350	—	—	—	350
Debt modification and related financing costs, net	(343)	—	—	—	(343)
Principal payments on long-term debt	(2,183)	(73)	(5)	—	(2,261)
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	—	—	(45)	(221)	(266)
Distributions paid to equity holders	—	—	(453)	453	—
Purchase of noncontrolling interest	—	—	(1)	—	(1)
Capital transactions, net	1,788	—	(75)	75	1,788
Intercompany	1,973	(1,840)	(133)	—	—
Net cash provided by (used in) financing activities	1,595	(1,913)	(710)	307	(721)
Effect of exchange rate changes on cash and cash equivalents	—	5	(35)	—	(30)
Change in cash and cash equivalents	(36)	(10)	(21)	—	(67)
Cash and cash equivalents at beginning of period	36	33	356	—	425
Cash and cash equivalents at end of period	$—	$23	$335	$—	$358

	Year ended December 31, 2013 (As Adjusted)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(869)	$483	$480	$(786)	$(692)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	7	715	490	—	1,212
Charges (gains) related to other operating expenses and other income (expense)	79	28	(4)	—	103
Other non-cash and non-operating items, net	(498)	(268)	(29)	786	(9)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(452)	375	136	—	59
Net cash (used in) provided by operating activities	(1,733)	1,333	1,073	—	673
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid and cash disposed	—	10	8	—	18
Additions to property and equipment	—	(68)	(126)	—	(194)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(1)	(124)	(60)	—	(185)
Acquisitions, net of cash acquired	(12)	—	—	—	(12)
Proceeds from sale of property and equipment	—	5	7	—	12
Other investing activities	—	7	1	—	8
Distributions and dividends from subsidiaries	178	190	—	(368)	—
Net cash provided by (used in) investing activities	165	20	(170)	(368)	(353)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	(109)	—	(109)
Debt modification and related financing costs, net	(10)	—	—	—	(10)
Principal payments on long-term debt	(16)	(67)	(10)	—	(93)
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	—	—	(41)	(183)	(224)
Distributions paid to equity holders	—	—	(373)	373	—
Purchase of noncontrolling interest	—	—	(24)	—	(24)
Capital transactions, net	(30)	—	(178)	178	(30)
Intercompany	1,433	(1,274)	(159)	—	—
Net cash provided by (used in) financing activities	1,377	(1,341)	(894)	368	(490)
Effect of exchange rate changes on cash and cash equivalents	—	(2)	(11)	—	(13)
Change in cash and cash equivalents	(191)	10	(2)	—	(183)
Cash and cash equivalents at beginning of period	227	23	358	—	608
Cash and cash equivalents at end of period	$36	$33	$356	$—	$425

	Year ended December 31, 2012 (As Adjusted)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(701)	$447	$522	$(795)	$(527)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	8	794	529	—	1,331
(Gains) charges related to other operating expenses and other income (expense)	102	20	—	—	122
Other non-cash and non-operating items, net	(484)	(332)	(19)	795	(40)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(606)	591	(104)	—	(119)
Net cash (used in) provided by operating activities	(1,681)	1,520	928	—	767
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property and equipment	(3)	(70)	(120)	—	(193)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(1)	(133)	(43)	—	(177)
Acquisitions, net of cash acquired	(33)	—	—	—	(33)
Contributions to equity method investments	—	(8)	—	—	(8)
Proceeds from sale of property and equipment	—	2	6	—	8
Other investing activities	3	(4)	7	—	6
Distributions and dividends from subsidiaries	225	219	—	(444)	—
Net cash provided by (used in) investing activities	191	6	(150)	(444)	(397)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	99	—	99
Debt modification and related financing costs, net	17	—	—	—	17
Principal payments on long-term debt	(3)	(57)	(24)	—	(84)
Proceeds from sale-leaseback transactions	—	14	—	—	14
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	—	—	(54)	(208)	(262)
Distributions paid to equity holders	—	—	(424)	424	—
Purchase of noncontrolling interest	—	—	(25)	—	(25)
Capital transactions, net	(8)	—	(228)	228	(8)
Intercompany	1,549	(1,485)	(64)	—	—
Net cash provided by (used in) financing activities	1,555	(1,528)	(720)	444	(249)
Effect of exchange rate changes on cash and cash equivalents	—	—	1	—	1
Change in cash and cash equivalents	65	(2)	59	—	122
Cash and cash equivalents at beginning of period	162	25	299	—	486
Cash and cash equivalents at end of period	$227	$23	$358	$—	$608